CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity - par value	$ 0.01	$ 0.01	$ 0.01
Equity - Shares authorized	200,000,000	5,000,000	5,000,000
Equity - shares issued	14,197,218	20,000	20,000
Equity - Shares outstanding	14,197,218	20,000	20,000